Income Taxes (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income tax expense	$ 201,713			$ 871,345	$ 396,253